Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Total Revenues		¥ 632,721	¥ 547,097	¥ 1,241,534	¥ 1,084,738
Income before Income Taxes		120,733	66,543	220,789	134,174
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		497,902	433,698	964,192	870,327
Income before Income Taxes		66,204	49,552	118,760	97,972
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	56,246	49,757	123,687	91,871
Income before Income Taxes	[1]	26,321	15,414	60,328	18,275
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	78,573	63,642	153,655	122,540
Income before Income Taxes	[2]	¥ 28,208	¥ 1,577	¥ 41,701	¥ 17,927

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East